Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other liabilities
Summary of other provisions

Provisions
in €‘000	Legal	Other	Total
Balance as of January 1, 2021	196	1,751	1,947
Additions	1,340	72	1,412
Used	(149)	(56)	(205)
Released	(93)	(30)	(123)
Balance as of December 31, 2021	1,294	1,737	3,031
Additions	19,909	480	20,389
Used	(12,500)	(581)	(13,081)
Released	(3,416)	(1,600)	(5,016)
Balance as of December 31, 2022	5,287	36	5,323